U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

--------------------------------------------------------------------------------
1.   Name and address of issuer:

     The DLB Fund Group
     One Memorial Drive
     Cambridge, Massachusetts  02142
--------------------------------------------------------------------------------
2.   Name of each series or class of funds for which this notice is filed:

     DLB Fixed Income Fund                     DLB Quantitative Equity Fund
     DLB Global Small Capitalization Fund      DLB Global Bond Fund
     DLB Value Fund
     DLB Mid Capitalization Fund
--------------------------------------------------------------------------------
3.   Investment Company Act File Number:  811-08690

     Securities Act File Number:  33-82336
--------------------------------------------------------------------------------
4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996
--------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                [  ]
--------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6).

     N/A
--------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     0 shares
--------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

     0 shares
--------------------------------------------------------------------------------

                                      -1-
FORM24.






--------------------------------------------------------------------------------
9.   Number and aggregate sale price of securities sold during the fiscal year:

     5,646,509 (Includes Drip Shares)
     $58,207,831
--------------------------------------------------------------------------------
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

     5,311,697 shares
     $54,508,352
--------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     N/A
--------------------------------------------------------------------------------
12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10):

                                                     $            54,508,352
                                                      ----------------------

     (ii) Aggregate   price  of  shares  issued  in  connection   with  dividend
          reinvestment plans (from Item 11, if applicable):
                                                     +                   N/A
                                                      ----------------------


     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                     -                   N/A
                                                      ----------------------


     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):
                                                    +                    N/A
                                                      ----------------------


     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):

                                                                  54,508,352
                                                      ----------------------


     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                    x                1/3300
                                                     ----------------------


     (vii)Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                     16,517
                                                   ========================


Instruction:  Issuers should complete lines (ii),  (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

--------------------------------------------------------------------------------

                                      -2-
FORM24.





--------------------------------------------------------------------------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                        |X|

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     February 26, 1997 ($17,347)
--------------------------------------------------------------------------------


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ronald E. Gwozdz
                          ---------------------------------------------------


                               Ronald E. Gwozdz, President
                          ---------------------------------------------------


Date   May 29, 1997
       ------------

  *Please print the name and title of the signing officer below the signature.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                       -3-
FORM24.




                                                            May 29, 1997



The DLB Fund Group
One Memorial Drive
Cambridge, Massachusetts 02142

Gentlemen:

         You have informed us that you intend to file a Rule 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of 5,311,697 shares of beneficial interest (the "Shares") of your DLB Fixed Income Fund, DLB Global Small Capitalization Fund, DLB Value Fund, DLB Mid Capitalization Fund, DLB Quantitative Equity Fund and DLB Global Bond Fund sold in reliance upon the Rule during your fiscal year ended December 31, 1996. We understand that the Shares do not include shares issued pursuant to the reinvestment of dividends, but that the filing fee takes into account those shares as well as shares redeemed during such fiscal year.

         We have examined your Agreement and Declaration of Trust, as amended, on file in the office of the Secretary of The Commonwealth of Massachusetts. We are familiar with the actions taken by your Trustees to authorize the issue and sale from time to time of your shares of beneficial interest at not less than net asset value and have assumed that the Shares have been issued and sold in accordance with such action. We have also examined a copy of your By-laws and such other documents as we have deemed necessary for the purposes of this opinion.

         We assume that appropriate action has been taken to register or qualify the sale of the Shares under any applicable state and federal laws regulating offerings and sales of securities, and that the Notice will be timely filed with the Commission.

         Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-assessable.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust







The DLB Fund Group                    -2-

disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Agreement and Declaration of Trust provides for indemnification out of the property of the particular series of shares for all loss and expense of any shareholder of that series held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of shareholder liability is limited to circumstances in which that series of shares itself would be unable to meet its obligations.

         We consent to this opinion accompanying the Notice when filed with the Commission.

                                Very truly yours,

                                /s/ Ropes & Gray

                                Ropes & Gray